Average Annual Total Returns - Pioneer Disciplined Value Fund	A 1 Year	A 5 Years	A 10 Years	A SinceInception	A InceptionDate	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions SinceInception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares SinceInception	C 1 Year	C 5 Years	C 10 Years	C SinceInception	C InceptionDate	R 1 Year	R 5 Years	R 10 Years	R SinceInception	R InceptionDate	Y 1 Year	Y 5 Years	Y 10 Years	Y SinceInception	Y InceptionDate	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) SinceInception	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) InceptionDate
Total	(0.45%)	9.10%	8.76%	6.59%	Dec. 15, 2005	(0.75%)	7.24%	6.11%	4.37%	(0.06%)	6.77%	6.33%	4.64%	3.95%	9.60%	8.55%	7.27%	Jul. 16, 2008	5.31%	10.06%	9.17%	6.86%	Dec. 15, 2005	5.99%	10.74%	9.75%	8.28%	Jul. 30, 2008	2.80%	9.74%	10.50%	7.23%	Dec. 15, 2005